STARBOARD INVESTMENT TRUST
116 South Franklin Street
Rocky Mount, North Carolina 27804
252-972-9922

May 6, 2011

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

Re:	Post Effective Amendment No. 41 to the Registration Statement on Form N-1A for The Sector Rotation Fund, a series of the Starboard Investment Trust (File Nos. 333-159484 and 811-22298).

Ladies and Gentlemen,

Enclosed herewith for filing on behalf of the Starboard Investment Trust, please find Post-Effective Amendment No. 41 to the Trust’s Registration Statement under the Securities Act of 1933 and Post-Effective Amendment No. 45 to the Registration Statement under the Investment Company Act of 1940.

This amendment is being filed pursuant to Rule 485(a) in order to address comments received from Mr. Kevin Rupert on May 5, 2011 with respect to the review of the prospectus and statement of additional information for the fund noted above.  The prospectus and statement of additional information were previously filed as an amendment to the Trust’s registration statement on February 23, 2011 and updated drafts were included as exhibits to a correspondence filing on April 28, 2011.

Per the request of Mr. Rupert, please note that the prospectus filed with this amendment discloses all material sector risks for the fund.  Furthermore, if additional sector risks are identified subsequent to the effectiveness of this amendment, then the prospectus will be updated accordingly.

Also please note that the fund will be a continuation of a predecessor fund following a pending reorganization and is adopting the financial statements of the predecessor fund.  The financial statements will be included in an amendment to the Trust’s registration statement filed pursuant to Rule 485(b) that will coincide with the reorganization.  The fund will not sell shares to the public until the close of the reorganization.

Any questions regarding this amendment may be directed to the undersigned at 252-972-9922, extension 249, or to the Trust’s legal counsel, Mr. Marc Collins, as follows:

Marc L. Collins, Esq.
Thompson Hine, LLP
312 Walnut Street, 14th Floor
Cincinnati, OH 45202
513-352-6774
Marcus.Collins@thompsonhine.com

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Yours truly,
Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick
Secretary